Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ 2.7	[1]
Additions based on tax positions related to current year	0.9	[1]
Additions for tax positions of prior years	3.5	[1]
Reductions for tax positions of prior years	(0.4)	[1]
Net, current activity	4.0	[1]
Ending balance	$ 6.7	[1]

[1]	Unrecognized state tax liabilities are not adjusted for the federal tax impact